Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,497,000
Previously Paid Amount	0.00
Total Fee Amount	304.24
Total Offset Amount	0.00
Net Fee	304.24
Narrative - Max Aggregate Offering Price	$ 3,497,000
Final Prospectus	true